Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 4:-	SUBSEQUENT EVENTS

On July 31, 2019, the Company signed a distribution agreement with Kyongbo Pharm Co., Ltd. ("Kyongbo Pharm"), to distribute the Company's lead drug candidate, Piclidenoson, for the treatment of psoriasis in South Korea, upon receipt of regulatory approvals. Under the terms of the distribution agreement, Kyongbo Pharm, in exchange for exclusive distribution rights to sell Piclidenoson in the treatment of psoriasis in South Korea, is required to make a total upfront payment of USD 750 to the Company, with additional payments of up to USD 3,250 upon achievement of certain milestones. The Company will also be entitled to a transfer price for delivering finished product to Kyongbo Pharm upon commercial launch. In August 2019, the Company received the upfront payment of USD 750 from Kyongbo Pharm.

NOTE 19:- SUBSEQUENT EVENTS

a.	On January 18, 2019, the Company completed a registered direct offering with an institutional investor, pursuant to which it sold an aggregate 2,238,096 ADSs representing 4,476,192 of its ordinary shares and warrants to purchase 2,238,096 ADSs representing 4,476,192 of its ordinary shares for an aggregate purchase price of USD 2,350. The warrants have an exercise price of $1.30 per ADS, are immediately exercisable and expire five and one-half years from the issuance date.

b.	On February 25, 2019, the Company’s Distribution Agreement with CKD was amended to expand the exclusive right to distribute Namodenoson for the treatment of NASH in addition to liver cancer in South Korea. CKD has agreed to pay the Company up to an additional USD 3,000 in upfront and milestone payments payable with respect to the NASH indication. The Company will also be entitled to a transfer price for delivering finished product to CKD.

c.

On March 11, 2019, a Special General Meeting of shareholders of the Company approved a grant of unlisted options exercisable into 400,000 of the Company’s ordinary shares to Company’s chief executive officer for an exercise price of NIS 2.344 per share (USD 0.67 per share based on the exchange rate reported by the Bank of Israel on December 31, 2018). The options vest on a quarterly basis for a period of 48 months from the date of approval by the Company's Board of Directors on January 7, 2019.